Sales And Marketing Expenses - Summary of Detailed Information about Sales and Marketing Expenses (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about Sales and marketing expenses [Abstract]
Media and advertising	₽ 8,108	₽ 6,386	₽ 1,502
Employee-related cost	8,094	4,813	2,265
Online marketing	2,956	9,578	5,447
Cost of arranging flexible payment option for clients	2,031	753	45
Share-based compensation expense	1,354	1,013	81
Outsourcing services	258	46	115
Other sales and marketing expenses	1,707	946	560
Total	₽ 24,508	₽ 23,535	₽ 10,015